UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2013



[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA VIRGINIA BOND FUND]

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       SEMIANNUAL REPORT
       USAA VIRGINIA BOND FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2013

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

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PRESIDENT'S MESSAGE

"BECAUSE OF THE INVERSE RELATIONSHIP BETWEEN
BOND PRICES AND YIELDS, LOWER PRICES MEAN
INVESTORS MAY HAVE THE OPPORTUNITY TO              [PHOTO OF DANIEL S. MCNAMARA]
REINVEST AT HIGHER RATES AND POTENTIALLY
EARN MORE ON ANY NEW INVESTMENTS."

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SEPTEMBER 2013

Would it or wouldn't it? Would the U.S. Federal Reserve (the Fed) begin to reduce its bond-buying programs? Or would it continue purchasing bonds at the same pace? And if the Fed decided to taper, when would the reductions begin and how much would they be? The guessing game, which got underway in June after remarks by Fed Chairman Ben Bernanke, continued through the end of the reporting period. As I've discussed in the past, the Fed is supporting the economy by purchasing approximately $85 billion in mortgage-backed securities and long-term U.S. Treasury securities every month. (This is commonly known as "quantitative easing" or "QE"). In response to QE, long-term interest rates have fallen and the stock and bond markets have rallied.

Most people acknowledge that QE can't go on forever, but the idea the Fed would restrain a still fragile economy gave the markets pause. Interest rates rose sharply (bond prices, which move in the opposite direction, declined). By August, many investors had convinced themselves that the tapering announcement would be made at the Fed's September policy meeting. Instead, the Fed backed away from its prior guidance, saying it would continue buying the same amount of bonds every month. In response, interest rates trended down slightly as the markets began to price in the risks of a fiscal impasse in Washington, D.C.

During the reporting period, our USAA tax-exempt portfolios appeared to benefit from our bench of independent credit analysts. Because of their diligence, many of our mutual funds have avoided headline defaults and Chapter 9 bankruptcies such as Detroit; Jefferson County, Alabama; and Stockton, San Bernardino, Vallejo and Orange County, California. While headline events like these are likely to occur (unfunded pensions remain a long-term concern of ours), overall municipal credit quality appears to

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remain solid. We continue to expect the default rate among municipal issuers to remain extremely low. Meanwhile, our USAA tax-exempt money market funds are yielding almost zero at the present time.

For fixed-income investors, the prospect of gradually rising interest rates remains a mixed blessing. Higher rates mean a decrease in principal value. However, because of the inverse relationship between bond prices and yields, lower prices mean investors may have the opportunity to reinvest at higher rates and potentially earn more on any new investments. Furthermore, fixed-income investing is not an all or none scenario, and bonds continue to have a place in a diversified portfolio. Lastly, people often forget the bond market is not one market but is actually a market of many different types of bonds. While investors tend to focus on U.S. Treasuries, there are other segments of the bond market and they have performed differently (some better, some worse) during the reporting period. Investors should take a diversified approach to their fixed-income holdings.

If you think you might be over-allocated to fixed-income securities, you want to reassess your investment risk and if necessary, rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. Shareholders should always remain disciplined and follow an investment plan based on their objectives, risk tolerance and time horizon. If you have questions or would like assistance, USAA advisors stand ready to help you, free of charge.

In closing, I want to acknowledge the challenges that many people faced as a result of the federal government shutdown. We are glad the impasse has been temporarily resolved as of the time of this message. Rest assured, we will continue to monitor events in Washington, D.C. and any other factors that may affect your investments.

Thank you for your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  16

   Notes to Portfolio of Investments                                         22

   Financial Statements                                                      24

   Notes to Financial Statements                                             27

EXPENSE EXAMPLE                                                              40

ADVISORY AGREEMENT                                                           42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE VIRGINIA BOND FUND (THE FUND) PROVIDES VIRGINIA INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES.

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TYPES OF INVESTMENTS

The Fund invests primarily in long-term investment-grade securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and by other government entities, the interest on which is exempt from federal income tax and Virginia state income taxes. During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN C. BONNELL]                     [PHOTO OF DIEDERIK OLIJSLAGER]
    JOHN C. BONNELL, CFA                           DIEDERIK OLIJSLAGER
    USAA Asset                                     USAA Asset
    Management Company                             Management Company

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o   HOW DID THE USAA VIRGINIA BOND FUND (THE FUND SHARES) PERFORM DURING THE
    REPORTING PERIOD?

    The Fund Shares provided a total return of -4.33% versus an average of -5.57% amongst the funds in the Lipper Virginia Municipal Debt Funds category. This compares to a -5.51% return for the Lipper Virginia Municipal Debt Funds Index and a -3.15% return for the Barclays Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.02%, compared to the Lipper category average of 3.56%.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    In April, when the reporting period began, tax-exempt bonds posted gains, benefiting from supportive supply and demand conditions and the strong performance of U.S. Treasuries, which municipals tend to follow over time. In early May, yields began to rise on speculation the U.S. Federal Reserve (the Fed) might start scaling back its quantitative easing measures sooner than expected. Bond prices, which move in the opposite direction of interest rates, declined. Yields surged in June after Fed Chairman Ben Bernanke suggested tapering could start later in 2013. Investors, fearful that Fed tapering would lead to

    Refer to pages 9 and 10 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA VIRGINIA BOND FUND
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    higher interest rates, shifted assets away from bonds. The large amount of redemptions from the municipal market drove down tax-exempt bond prices further, fueling more selling. After the Fed reiterated that any tapering would be data-dependent, municipal prices retraced some of their losses in late June.

    Municipal bond prices resumed their decline in July as investors sought to divine the Fed's intentions. Yields increased, rising most in the longer maturities. Also in July, the City of Detroit filed for bankruptcy protection. Though widely anticipated, the bankruptcy likely contributed to overall market volatility. By August, it was widely believed the Fed would announce a reduction in its asset purchases following its September policy meeting. Instead, the Fed surprised the markets, announcing in September that it would make no changes to its bond-buying programs. U.S. Treasuries and equities rallied on the news that the Fed would continue its easy monetary policies at least in the near term. The tax-exempt market followed suit. As municipal bond prices stabilized, redemptions slowed.

    Long-term municipal yields increased during the reporting period overall. The yield on a 30-year AAA-rated municipal, which was 3.09% on March 29, 2013, hit a high of 4.51% on September 5, 2013, and ended the reporting period at 4.12%.

    Tax-exempt supply decreased over the course of the reporting period. Early on, many of the bonds issued were refunding bonds -- wherein issuers replaced higher-yielding bonds with debt issued at lower interest rates -- and as a result, the net amount of tax-exempt supply in the market remained relatively stable. As yields increased, bond issuance slowed. On the demand side, as tax-exempt investors reduced their positions, "crossover buyers" entered the market. During the reporting period, long-term municipal yields were higher than the yields of U.S. Treasuries and comparably rated corporate bonds on an absolute basis (not adjusting for the tax exemption). This was attractive to crossover buyers, who typically do not buy municipal debt but who purchased it opportunistically to take advantage of the attractive yields. Low supply and improving demand helped stabilize municipal bond prices.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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o   WHAT STRATEGIES DID YOU EMPLOY DURING THE REPORTING PERIOD?

    In keeping with our investment approach, we continued to focus on income generation. The portfolio's long-term income distribution contributes the majority of its total returns (see page 7). In recent years, the Fund's income has declined as tax-exempt bonds rallied and yields fell. The increase in tax-exempt yields during the reporting period gave us the opportunity to purchase bonds with higher yields.

    Our experienced credit analysts continued to evaluate the bonds we consider for purchase and continuously monitored the holdings in the Fund. They have a comprehensive approach to credit analysis, which includes a focus on both an issuer's willingness and its ability to repay its debt -- an approach that has served the Fund well. We believe events such as the Detroit bankruptcy filing demonstrate the value of credit research in the municipal market.

    During the reporting period, we continued to maintain a diversified portfolio of more than 100 longer-term, primarily investment-grade municipal bonds. We also avoid bonds subject to the federal alternative minimum tax for individuals.

o   WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

    Given its proximity to Washington, D.C. and its dependency on federal government-related jobs, Virginia's economy is vulnerable to federal spending cuts. However, at the end of the reporting period, its economy was stronger than those of most states. The commonwealth has been proactive in cutting expenditures to maintain overall balance and has been rebuilding financial reserves. Virginia boasts a strong history of prudent fiscal management which continues to aid the commonwealth in maintaining budgetary strength amidst uncertainty caused by the federal government shutdown and the impact of sequestration earlier in the year. It continues to be one of the few states rated AAA by all three rating agencies, further evidencing

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4  | USAA VIRGINIA BOND FUND

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    its strong financial position and proactive management. Virginia is characterized by a wealthy and broad-based economy, lower than average debt ratios and adequate financial reserves.

o   WHAT IS YOUR OUTLOOK?

    Looking ahead, we expect the U.S. economy to continue its "muddle through" recovery with slow growth and low inflation in the near term. According to consensus estimates, the 2013 gross domestic product growth may remain below long-term averages. The Fed's decision not to taper its asset purchase programs demonstrates that U.S. central bankers remain concerned about the strength of economic growth and the level of unemployment. Indeed, Fed Chairman Bernanke pointed to both issues in the press conference that followed the Fed's September meeting.

    As the economy continues to improve, and the market tries to anticipate when the Fed will end its quantitative easing program, we expect to see continued volatility in interest rates. Going forward, we expect the tax-exempt market to take some of its direction from U.S. Treasuries. If U.S. Treasury yields rise, municipal yields are likely to follow, but the attractiveness of municipals relative to U.S. Treasuries should help support municipal prices.

    Though some state and local governments continue to face budgetary challenges, we have confidence that they will continue working to maintain fiscal balance. We do not expect a material change in the longstanding debt repayment record of municipal issuers. Given the size and diversity of the tax-exempt market, occasional one-off credit problems will likely continue, but we expect them to remain the exception, not the rule.

    Thank you for allowing us to serve your investment needs. We appreciate your confidence in us.

    As interest rates rise, existing bond prices fall. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Some income may be subject to state or local taxes but not the alternative minimum tax.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA VIRGINIA BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USVAX)

----------------------------------------------------------------------------------------
                                              9/30/13                       3/31/13
----------------------------------------------------------------------------------------
Net Assets                                 $595.0 Million                $671.3 Million
Net Asset Value Per Share                     $10.88                        $11.60

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                $0.438                        $0.437
Capital Gain Distributions Per Share               -                             -

Dollar-Weighted Average
Portfolio Maturity(+)                        17.7 Years                    17.2 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
--------------------------------------------------------------------------------
3/31/13-9/30/13*               1 Year             5 Years               10 Years
    -4.33%                    -3.12%               5.42%                  3.72%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD AS OF 9/30/13**           EXPENSE RATIO AS OF 3/31/13***
--------------------------------------------------------------------------------
              3.51%                                            0.57%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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6  | USAA VIRGINIA BOND FUND

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2013

--------------------------------------------------------------------------------
             TOTAL RETURN       =    DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 Years         3.72%          =         4.35%           +          (0.63)%
5 Years          5.42%          =         4.39%           +           1.03%
1 Year          (3.12)%         =         3.65%           +          (6.77)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2004 -- SEPTEMBER 30, 2013

    [CHART OF ANNUAL TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

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                TOTAL RETURN             DIVIDEND RETURN        CHANGE IN SHARE PRICE
-------------------------------------------------------------------------------------
9/30/2004           4.48%                     4.39%                      0.09%
9/30/2005           3.77%                     4.28%                     -0.51%
9/30/2006           4.10%                     4.36%                     -0.26%
9/30/2007           1.58%                     4.21%                     -2.63%
9/30/2008          -3.49%                     4.31%                     -7.80%
9/30/2009          12.03%                     5.37%                      6.66%
9/30/2010           5.88%                     4.52%                      1.36%
9/30/2011           4.02%                     4.33%                     -0.31%
9/30/2012           8.91%                     4.15%                      4.76%
9/30/2013          -3.12%                     3.65%                     -6.77%

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' Dividend Return for the period ended 9/30/13, and assuming Virginia state tax
rates of:                             5.75%       5.75%       5.75%       5.75%

and assuming marginal federal tax
rates of:                            28.00%      36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD          DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years             4.35%                    6.41%     7.30%     7.54%    8.16%
5 Years              4.39%                    6.47%     7.37%     7.61%    8.23%
1 Year               3.65%                    5.38%     6.13%     6.33%    6.84%

To match the Fund Shares' closing 30-day SEC Yield of 3.51% on 9/30/13,

A FULLY TAXABLE INVESTMENT MUST PAY:          5.17%     5.89%     6.09%    6.58%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

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8  | USAA VIRGINIA BOND FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS MUNICIPAL            USAA VIRGINIA BOND          LIPPER VIRGINIA MUNICIPAL
                        BOND INDEX                    FUND SHARES                  DEBT FUNDS INDEX
09/30/03               $10,000.00                     $10,000.00                     $10,000.00
10/31/03                 9,949.65                       9,935.70                       9,959.30
11/30/03                10,053.34                      10,072.15                      10,072.80
12/31/03                10,136.59                      10,152.34                      10,149.74
01/31/04                10,194.65                      10,171.16                      10,194.59
02/29/04                10,348.08                      10,362.16                      10,355.11
03/31/04                10,312.04                      10,319.82                      10,297.49
04/30/04                10,067.82                      10,062.15                      10,065.41
05/31/04                10,031.32                      10,017.42                      10,037.56
06/30/04                10,067.82                      10,054.36                      10,069.05
07/31/04                10,200.32                      10,198.10                      10,192.61
08/31/04                10,404.73                      10,393.14                      10,377.53
09/30/04                10,459.96                      10,448.18                      10,429.01
10/31/04                10,549.97                      10,556.82                      10,514.80
11/30/04                10,462.95                      10,477.80                      10,422.82
12/31/04                10,590.73                      10,606.90                      10,557.56
01/31/05                10,689.71                      10,704.36                      10,659.29
02/28/05                10,654.14                      10,651.59                      10,618.63
03/31/05                10,586.95                      10,561.50                      10,548.61
04/30/05                10,753.91                      10,737.20                      10,705.85
05/31/05                10,829.91                      10,810.28                      10,786.86
06/30/05                10,897.10                      10,875.74                      10,848.62
07/31/05                10,847.85                      10,821.36                      10,798.25
08/31/05                10,957.37                      10,914.65                      10,897.05
09/30/05                10,883.57                      10,844.42                      10,828.22
10/31/05                10,817.48                      10,777.80                      10,765.13
11/30/05                10,869.41                      10,816.34                      10,806.31
12/31/05                10,962.88                      10,922.83                      10,895.27
01/31/06                10,992.46                      10,930.71                      10,913.53
02/28/06                11,066.26                      11,017.08                      10,984.69
03/31/06                10,989.94                      10,945.49                      10,913.47
04/30/06                10,986.17                      10,925.17                      10,906.65
05/31/06                11,035.11                      10,964.53                      10,953.86
06/30/06                10,993.56                      10,920.73                      10,904.81
07/31/06                11,124.33                      11,044.02                      11,025.00
08/31/06                11,289.40                      11,218.37                      11,181.01
09/30/06                11,367.92                      11,288.26                      11,248.97
10/31/06                11,439.20                      11,365.28                      11,317.47
11/30/06                11,534.56                      11,473.42                      11,408.44
12/31/06                11,493.81                      11,411.63                      11,361.35
01/31/07                11,464.38                      11,389.33                      11,341.29
02/28/07                11,615.45                      11,538.36                      11,476.98
03/31/07                11,586.81                      11,489.92                      11,440.44
04/30/07                11,621.11                      11,538.53                      11,481.67
05/31/07                11,569.66                      11,468.88                      11,430.25
06/30/07                11,509.70                      11,390.54                      11,362.58
07/31/07                11,598.92                      11,440.44                      11,429.53
08/31/07                11,548.88                      11,264.42                      11,303.70
09/30/07                11,719.78                      11,465.55                      11,474.50
10/31/07                11,772.02                      11,518.54                      11,518.04
11/30/07                11,847.08                      11,563.55                      11,551.72
12/31/07                11,879.97                      11,534.68                      11,537.67
01/31/08                12,029.77                      11,679.41                      11,662.95
02/29/08                11,479.02                      11,063.53                      11,105.93
03/31/08                11,807.11                      11,353.96                      11,395.79
04/30/08                11,945.27                      11,534.07                      11,555.32
05/31/08                12,017.50                      11,663.58                      11,653.78
06/30/08                11,881.86                      11,558.71                      11,517.59
07/31/08                11,927.02                      11,530.60                      11,514.17
08/31/08                12,066.59                      11,628.52                      11,608.25
09/30/08                11,500.73                      11,065.46                      11,120.01
10/31/08                11,383.34                      10,772.05                      10,852.75
11/30/08                11,419.54                      10,728.63                      10,770.71
12/31/08                11,586.02                      10,679.03                      10,797.61
01/31/09                12,010.10                      11,061.01                      11,279.28
02/28/09                12,073.20                      11,194.44                      11,387.18
03/31/09                12,075.41                      11,206.96                      11,389.53
04/30/09                12,316.64                      11,439.98                      11,665.34
05/31/09                12,446.93                      11,607.40                      11,848.58
06/30/09                12,330.33                      11,554.35                      11,773.35
07/31/09                12,536.63                      11,693.04                      11,925.35
08/31/09                12,750.95                      11,937.14                      12,149.79
09/30/09                13,208.55                      12,397.25                      12,588.14
10/31/09                12,931.28                      12,232.25                      12,409.85
11/30/09                13,038.13                      12,288.47                      12,423.60
12/31/09                13,082.19                      12,384.73                      12,513.93
01/31/10                13,150.33                      12,460.91                      12,559.63
02/28/10                13,277.79                      12,565.28                      12,669.51
03/31/10                13,246.00                      12,577.50                      12,664.94
04/30/10                13,406.98                      12,684.47                      12,795.17
05/31/10                13,507.53                      12,738.80                      12,850.58
06/30/10                13,515.56                      12,725.79                      12,818.77
07/31/10                13,684.09                      12,830.84                      12,951.66
08/31/10                13,997.39                      13,082.50                      13,218.69
09/30/10                13,975.52                      13,126.14                      13,244.04
10/31/10                13,936.81                      13,097.20                      13,209.07
11/30/10                13,658.13                      12,787.15                      12,889.90
12/31/10                13,393.45                      12,520.78                      12,622.76
01/31/11                13,294.78                      12,384.75                      12,469.92
02/28/11                13,506.43                      12,622.52                      12,671.96
03/31/11                13,461.43                      12,573.27                      12,627.80
04/30/11                13,702.50                      12,802.01                      12,853.97
05/31/11                13,936.65                      13,076.07                      13,105.24
06/30/11                13,985.27                      13,159.41                      13,172.38
07/31/11                14,128.00                      13,291.28                      13,289.63
08/31/11                14,369.70                      13,472.49                      13,454.44
09/30/11                14,518.25                      13,656.91                      13,648.10
10/31/11                14,464.28                      13,602.32                      13,603.90
11/30/11                14,549.72                      13,648.81                      13,648.55
12/31/11                14,826.52                      13,896.17                      13,906.27
01/31/12                15,169.40                      14,274.08                      14,328.52
02/29/12                15,184.35                      14,283.42                      14,328.17
03/31/12                15,085.69                      14,255.85                      14,236.30
04/30/12                15,259.72                      14,400.61                      14,400.75
05/31/12                15,386.40                      14,534.60                      14,536.97
06/30/12                15,369.88                      14,556.67                      14,523.56
07/31/12                15,613.47                      14,740.14                      14,779.82
08/31/12                15,631.25                      14,790.67                      14,803.13
09/30/12                15,725.66                      14,871.03                      14,883.68
10/31/12                15,770.04                      14,943.18                      14,937.62
11/30/12                16,029.84                      15,160.33                      15,225.96
12/31/12                15,831.72                      14,973.20                      14,965.69
01/31/13                15,897.66                      15,057.10                      15,072.76
02/28/13                15,945.81                      15,103.98                      15,109.52
03/31/13                15,877.04                      15,059.17                      15,003.72
04/30/13                16,051.08                      15,209.72                      15,175.75
05/31/13                15,855.01                      15,048.98                      15,017.51
06/30/13                15,406.07                      14,560.77                      14,449.87
07/31/13                15,271.37                      14,347.25                      14,242.23
08/31/13                15,053.43                      14,080.84                      13,899.11
09/30/13                15,377.43                      14,406.86                      14,176.62

                                   [END CHART]

                       Data from 9/30/03 through 9/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Municipal Bond Index tracks total return performance for the long-term, investment-grade, tax-exempt bond market.
    All tax-exempt bond funds will find it difficult to outperform the index because the index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA VIRGINIA BOND           LIPPER VIRGINIA MUNICIPAL
                             FUND SHARES                  DEBT FUNDS AVERAGE
09/30/04                        4.28%                             3.84%
09/30/05                        4.25                              3.80
09/30/06                        4.25                              3.69
09/30/07                        4.34                              3.74
09/30/08                        4.87                              4.18
09/30/09                        4.61                              3.89
09/30/10                        4.29                              3.84
09/30/11                        4.11                              3.90
09/30/12                        3.82                              3.49
09/30/13                        4.02                              3.56

                                [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/04 to 9/30/13.

The Lipper Virginia Municipal Debt Funds Average is an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

10  | USAA VIRGINIA BOND FUND

================================================================================

USAA VIRGINIA BOND FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UVABX)


--------------------------------------------------------------------------------
                                                9/30/13              3/31/13
--------------------------------------------------------------------------------

Net Assets                                   $10.6 Million       $11.9 Million
Net Asset Value Per Share                       $10.87              $11.60

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                  $0.417              $0.416
Capital Gain Distributions Per Share               -                   -


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/13
--------------------------------------------------------------------------------
    3/31/13-9/30/13*              1 Year             Since Inception 8/01/10

        -4.52%                     -3.39%                     3.46%


--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 9/30/13**
--------------------------------------------------------------------------------

                                      3.31%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 3/31/13***
--------------------------------------------------------------------------------

                                      0.76%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 3.31% on 9/30/13, and assuming Virginia state tax
rates of:                              5.75%      5.75%       5.75%       5.75%

and assuming marginal federal tax
rates of:                             28.00%     36.80%*     38.80%*     43.40%*

A FULLY TAXABLE INVESTMENT MUST PAY:   4.88%      5.56%       5.74%       6.21%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes, but not the alternative minimum tax. Based on 2013 tax rates or rates in effect as of the issuance of this report.

* The above marginal rates assume income exceeds $250,000 and investment income is subject to the 3.80% medicare tax which is applied for income over a specific level, depending on the federal income tax filing status.

================================================================================

12  | USAA VIRGINIA BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS MUNICIPAL           USAA VIRGINIA BOND         LIPPER VIRGINIA MUNICIPAL
                         BOND INDEX               FUND ADVISER SHARES            DEBT FUNDS INDEX
07/31/10                $10,000.00                    $10,000.00                    $10,000.00
08/31/10                 10,228.95                     10,192.19                     10,206.18
09/30/10                 10,212.97                     10,222.70                     10,225.75
10/31/10                 10,184.68                     10,196.69                     10,198.75
11/30/10                  9,981.03                      9,952.02                      9,952.32
12/31/10                  9,787.61                      9,741.84                      9,746.05
01/31/11                  9,715.50                      9,633.54                      9,628.05
02/28/11                  9,870.17                      9,816.42                      9,784.05
03/31/11                  9,837.28                      9,766.86                      9,749.95
04/30/11                 10,013.45                      9,952.14                      9,924.57
05/31/11                 10,184.57                     10,163.29                     10,118.58
06/30/11                 10,220.10                     10,226.13                     10,170.42
07/31/11                 10,324.40                     10,317.18                     10,260.95
08/31/11                 10,501.03                     10,465.39                     10,388.20
09/30/11                 10,609.58                     10,606.54                     10,537.72
10/31/11                 10,570.14                     10,562.60                     10,503.59
11/30/11                 10,632.58                     10,597.11                     10,538.07
12/31/11                 10,834.86                     10,777.76                     10,737.06
01/31/12                 11,085.43                     11,079.08                     11,063.08
02/29/12                 11,096.35                     11,084.10                     11,062.80
03/31/12                 11,024.25                     11,059.92                     10,991.87
04/30/12                 11,151.44                     11,160.77                     11,118.85
05/31/12                 11,244.01                     11,272.53                     11,224.02
06/30/12                 11,231.93                     11,287.78                     11,213.67
07/31/12                 11,409.94                     11,428.18                     11,411.52
08/31/12                 11,422.94                     11,455.62                     11,429.52
09/30/12                 11,491.93                     11,526.24                     11,491.72
10/31/12                 11,524.36                     11,570.41                     11,533.37
11/30/12                 11,714.22                     11,736.71                     11,755.99
12/31/12                 11,569.44                     11,591.07                     11,555.03
01/31/13                 11,617.62                     11,664.31                     11,637.71
02/28/13                 11,652.81                     11,688.99                     11,666.09
03/31/13                 11,602.56                     11,662.23                     11,584.40
04/30/13                 11,729.74                     11,776.88                     11,717.22
05/31/13                 11,586.46                     11,650.37                     11,595.05
06/30/13                 11,258.38                     11,270.46                     11,156.77
07/31/13                 11,159.95                     11,103.25                     10,996.45
08/31/13                 11,000.68                     10,895.31                     10,731.53
09/30/13                 11,237.45                     11,135.56                     10,945.79

                                   [END CHART]

                       Data from 7/31/10 through 9/30/13.*

                      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                              o TOP 10 INDUSTRIES o
                                  AS OF 9/30/13
                                (% of Net Assets)

Hospital ................................................................. 21.5%
Appropriated Debt ........................................................ 15.2%
Education ................................................................ 11.9%
Special Assessment/Tax/Fee ...............................................  8.4%
Nursing/CCRC .............................................................  8.1%
Water/Sewer Utility ......................................................  7.1%
Airport/Port .............................................................  6.2%
Escrowed Bonds ...........................................................  4.6%
Toll Roads ...............................................................  4.3%
Single Family Housing ....................................................  2.5%

You will find a complete list of securities that the Fund owns on pages 18-21.

================================================================================

14  | USAA VIRGINIA BOND FUND

================================================================================

                      o PORTFOLIO RATINGS MIX -- 9/30/13 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        11.9%
AA                                                                         45.9%
A                                                                          15.1%
BBB                                                                        16.3%
BELOW INVESTMENT-GRADE                                                      1.1%
UNRATED                                                                     9.7%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization (NRSRO). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-21.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the following: Federal National Mortgage Assn.

================================================================================

16  | USAA VIRGINIA BOND FUND

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA   Economic Development Authority
    IDA   Industrial Development Authority/Agency
    PRE   Prerefunded to a date prior to maturity

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (99.0%)

            VIRGINIA (90.1%)
 $ 2,500    Albemarle County IDA                             5.00%         1/01/2031            $  2,340
   1,000    Alexandria IDA                                   4.75          1/01/2036               1,030
   2,000    Amherst IDA                                      5.00          9/01/2026               2,029
   2,000    Amherst IDA                                      4.75          9/01/2030               1,982
  15,000    Arlington County IDA                             5.00          7/01/2031              15,287
   4,595    Bedford County EDA (INS) (PRE)                   5.25          5/01/2031               5,147
     715    Bedford County EDA (INS)                         5.25          5/01/2031                 756
   2,615    Capital Region Airport Commission (INS)          5.00          7/01/2031               2,702
   5,000    Chesapeake Bay Bridge and Tunnel District        5.50          7/01/2025               5,583
   6,520    Chesapeake, 4.75%, 7/15/2023                     4.65(a)       7/15/2032               3,204
   3,000    Chesapeake, 4.88%, 7/15/2023                     4.88(a)       7/15/2040               1,310
   5,000    College Building Auth.                           5.00          6/01/2029               5,006
  10,000    College Building Auth.                           5.00          3/01/2034              10,423
   3,290    College Building Auth. (PRE)                     5.00          6/01/2036               3,672
  11,710    College Building Auth.                           5.00          6/01/2036              11,294
   3,715    Dinwiddie County IDA (INS) (PRE)                 5.00          2/15/2034               3,778
  11,145    Fairfax (INS) (PRE)                              4.75          1/15/2035              11,791
   1,255    Fairfax (PRE)                                    4.75          1/15/2036               1,328
   7,100    Fairfax County EDA                               5.00         10/01/2027               7,226
  12,700    Fairfax County EDA (INS) (PRE)                   5.00          4/01/2029              13,010
   7,980    Fairfax County EDA (PRE)                         5.00          1/15/2030               8,465
   6,150    Fairfax County EDA                               5.00          4/01/2032               6,383
   1,500    Fairfax County EDA                               5.00         12/01/2032               1,367
   5,750    Fairfax County EDA                               4.88         10/01/2036               5,742
   7,500    Fairfax County EDA                               5.13         10/01/2037               7,530
   2,800    Fairfax County EDA                               5.00         12/01/2042               2,430
   1,500    Fairfax County IDA                               5.25          5/15/2026               1,623
  14,000    Fairfax County IDA                               5.00          5/15/2037              14,284
   5,770    Farms of New Kent Community Dev. Auth.,
              acquired 9/08/2006-10/03/2007;
              cost $5,630(b),(c),(f)                         5.45          3/01/2036               2,826
   1,000    Fauquier County IDA                              5.00         10/01/2027               1,014
   8,825    Fauquier County IDA                              5.25         10/01/2037               8,890
   6,195    Frederick County IDA (INS)                       4.75          6/15/2036               6,198
   4,755    Front Royal and Warren County IDA (INS) (PRE)    5.00          4/01/2029               4,870
   2,745    Front Royal and Warren County IDA (INS) (PRE)    5.00          4/01/2029               2,811
   9,000    Hampton Roads Sanitation District                5.00          4/01/2033               9,496
   2,795    Hanover County EDA                               4.50          7/01/2030               2,307

================================================================================

18  | USAA VIRGINIA BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
 $ 1,100    Hanover County EDA                               4.50%         7/01/2032            $    888
   2,000    Hanover County EDA                               5.00          7/01/2042               1,632
   8,305    Hanover County IDA (INS)                         6.38          8/15/2018               9,147
   2,000    Harrisonburg IDA (INS)                           5.00          8/15/2031               2,046
  10,000    Harrisonburg IDA (INS)                           4.50          8/15/2039               9,558
   1,200    Henrico County EDA                               5.00          6/01/2024               1,219
     140    Henrico County EDA                               4.25          6/01/2026                 128
   3,200    Henrico County EDA                               5.00         10/01/2027               3,236
   2,105    Henrico County EDA                               5.00         11/01/2030               2,161
   5,170    Henrico County EDA                               5.00         10/01/2035               5,119
  10,000    Henrico County Water & Sewer (PRE)               5.00          5/01/2036              11,138
   5,400    Housing Dev. Auth.                               4.60          4/01/2028               5,429
   3,175    Housing Dev. Auth.                               4.50         10/01/2036               3,139
   5,000    Housing Dev. Auth.                               4.80          7/01/2038               5,010
   5,000    Housing Dev. Auth.                               5.10         10/01/2038               5,116
   4,105    Housing Dev. Auth.                               4.50          1/01/2039               3,914
   4,480    Housing Dev. Auth.                               4.60          9/01/2040               4,447
   1,000    King George County IDA (INS) (PRE)               5.00          3/01/2032               1,020
   5,000    Lewistown Commerce Center Community
              Dev. Auth.                                     5.75          3/01/2019               2,088
   5,000    Lexington IDA                                    5.00         12/01/2036               5,243
   2,000    Lexington IDA                                    5.00          1/01/2043               2,093
   3,000    Lynchburg EDA                                    5.00          9/01/2043               2,748
   3,532    Marquis Community Dev. Auth.,
              acquired 3/01/2012; cost $2,926(c),(d)         5.63          9/01/2041               2,806
   5,389    Marquis Community Dev. Auth.,
              acquired 3/01/2012; cost $468(c),(d)           5.63(e)       9/01/2041                 510
   5,000    Montgomery County EDA                            5.00          6/01/2035               5,227
   5,500    Montgomery County IDA                            5.00          2/01/2029               5,729
   4,200    Newport News EDA (PRE)                           5.00          7/01/2031               4,703
   1,045    Newport News EDA                                 5.00          7/01/2031               1,107
   1,000    Norfolk EDA                                      5.00         11/01/2030               1,027
   3,500    Norfolk EDA                                      5.00         11/01/2043               3,566
   1,850    Norfolk Redevelopment and Housing Auth.          5.50         11/01/2019               1,858
   4,963    Peninsula Town Center Community Dev. Auth.       6.45          9/01/2037               5,115
   4,005    Port Auth. (PRE)                                 5.00          7/01/2030               4,333
   3,000    Port Auth.                                       5.00          7/01/2030               3,151
  10,000    Port Auth.                                       5.00          7/01/2040              10,205
   2,815    Powhatan County EDA (INS)                        5.00          3/15/2032               2,907
   1,620    Prince William County (INS) (PRE)                5.00          9/01/2024               1,825
   1,210    Prince William County IDA (PRE)                  5.50         10/01/2017               1,234
   1,350    Prince William County IDA (PRE)                  5.50         10/01/2019               1,377
   3,370    Prince William County IDA                        4.88          1/01/2020               2,849

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
 $ 8,000    Prince William County IDA                        5.13%         1/01/2026            $  6,109
   1,705    Prince William County IDA                        5.50          9/01/2031               1,832
   2,000    Prince William County IDA                        5.50          9/01/2031               2,129
   7,500    Prince William County IDA (PRE)                  5.50         10/01/2033               7,576
   1,000    Prince William County IDA                        5.50          9/01/2034               1,059
  10,000    Prince William County IDA                        5.00         11/01/2046              10,032
   4,000    Radford IDA (NBGA)                               3.50          9/15/2029               3,677
   5,310    Rappahannock Regional Jail Auth. (INS)           4.75         12/01/2031               5,339
   6,280    Rappahannock Regional Jail Auth. (INS)           4.50         12/01/2036               6,095
   3,945    Resources Auth.                                  4.75         11/01/2035               3,954
   2,000    Resources Auth.                                  4.38         11/01/2036               2,002
   1,435    Resources Auth.                                  5.00         11/01/2040               1,492
   7,310    Resources Auth.                                  4.00         11/01/2041               6,644
   1,016    Reynolds Crossing Community Dev. Auth.           5.10          3/01/2021               1,026
   2,500    Richmond Public Utility (INS)                    4.50          1/15/2033               2,533
   2,000    Richmond Public Utility                          5.00          1/15/2035               2,100
   6,000    Richmond Public Utility                          5.00          1/15/2038               6,356
   4,500    Richmond Public Utility                          5.00          1/15/2040               4,650
   5,120    Roanoke County EDA (INS)                         5.00         10/15/2027               5,497
   2,850    Roanoke County EDA (INS)                         5.00         10/15/2032               2,953
   4,285    Roanoke County EDA (INS)                         5.13         10/15/2037               4,408
     110    Roanoke County IDA (INS) (PRE)                   5.00          7/01/2038                 131
   6,890    Roanoke County IDA (INS)                         5.00          7/01/2038               7,018
   3,000    Route 460 Funding Corp.                          5.08(e)       7/01/2036                 712
   2,000    Route 460 Funding Corp.                          5.12(e)       7/01/2037                 442
   2,500    Route 460 Funding Corp.                          5.13(e)       7/01/2038                 511
   6,965    Route 460 Funding Corp.                          5.17(e)       7/01/2039               1,310
     420    Small Business Financing Auth.                   5.00          4/01/2025                 450
     185    Small Business Financing Auth.                   5.25          4/01/2026                 199
   1,500    Small Business Financing Auth.                   5.25          9/01/2027               1,523
     855    Small Business Financing Auth.                   5.50          4/01/2028                 916
     750    Small Business Financing Auth.                   5.50          4/01/2033                 786
  15,000    Small Business Financing Auth.                   5.25          9/01/2037              14,455
  11,945    Small Business Financing Auth.                   5.00         11/01/2040              12,085
   4,000    Southampton County IDA                           5.00          4/01/2025               4,288
   6,345    Spotsylvania County EDA (INS)                    5.00          2/01/2031               6,510
   1,645    Stafford County and City of Stauton IDA
              (INS) (PRE)                                    5.25          8/01/2031               1,853
   5,755    Stafford County and City of Stauton IDA (INS)    5.25          8/01/2031               5,838
  16,155    Stafford County and City of Stauton IDA (INS)    5.25          8/01/2036              16,306
  10,000    Tobacco Settlement Financing Corp.               5.00          6/01/2047               6,436
   6,315    Univ. Health System Auth.                        4.75          7/01/2036               6,280
   3,000    Univ. Health System Auth.                        4.75          7/01/2041               2,927
   8,405    Univ. of Virginia                                5.00          6/01/2037               9,094
   5,000    Upper Occoquan Sewage Auth.                      5.00          7/01/2041               5,197

================================================================================

20  | USAA VIRGINIA BOND FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                      COUPON           FINAL                 VALUE
(000)       SECURITY                                         RATE          MATURITY                (000)
--------------------------------------------------------------------------------------------------------
 $ 2,165    Washington County IDA                            5.25%         8/01/2030            $  2,307
   2,160    Washington County IDA                            5.50          8/01/2040               2,275
   4,086    Watkins Centre Community Dev. Auth.              5.40          3/01/2020               3,982
   3,000    Winchester IDA                                   5.63          1/01/2044               3,168
                                                                                                --------
                                                                                                 545,644
                                                                                                --------
            DISTRICT OF COLUMBIA (5.1%)
   2,825    Metropolitan Airports Auth.                      5.00         10/01/2029               3,013
  12,465    Metropolitan Airports Auth.                      5.00         10/01/2030              13,218
  11,230    Metropolitan Airports Auth.                      5.00         10/01/2039              11,323
   1,000    Metropolitan Area Transit Auth.                  5.13          7/01/2032               1,059
   5,500    Metropolitan Washington Airports Auth. (INS)     5.32(e)      10/01/2030               2,186
                                                                                                --------
                                                                                                  30,799
                                                                                                --------
            PUERTO RICO (2.9%)
   2,000    Electric Power Auth.                             5.25          7/01/2028               1,507
   6,180    Public Improvement (PRE)                         5.25          7/01/2032               6,970
  11,000    Sales Tax Financing Corp.                        5.75          8/01/2037               9,054
                                                                                                --------
                                                                                                  17,531
                                                                                                --------
            GUAM (0.6%)
   1,500    Government                                       5.00          1/01/2042               1,503
   1,255    International Airport Auth. (INS)                5.75         10/01/2043               1,280
   1,000    Power Auth.                                      5.00         10/01/2034                 961
                                                                                                --------
                                                                                                   3,744
                                                                                                --------
            U.S. VIRGIN ISLANDS (0.3%)
   2,000    Public Finance Auth.                             5.00         10/01/2032               1,943
                                                                                                --------
            Total Fixed-Rate Instruments (cost: $611,413)                                        599,661
                                                                                                --------

            TOTAL INVESTMENTS (COST: $611,413)                                                  $599,661
                                                                                                ========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-            $599,661             $-        $599,661
------------------------------------------------------------------------------------------------------
Total                                            $-            $599,661             $-        $599,661
------------------------------------------------------------------------------------------------------

For the period of April 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (b) Security was fair valued at September 30, 2013, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Trust's Board of Trustees (the Board). The total value of all such securities was $2,826,000, which represented 0.5% of net assets of the Fund.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at September 30, 2013, was $6,142,000, which represented 1.0% of the Fund's net assets.

================================================================================

22  | USAA VIRGINIA BOND FUND

================================================================================

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (f) Currently the issuer is in default with respect to interest and/or principal payments.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $611,413)         $599,661
  Receivables:
     Capital shares sold                                                     192
     Interest                                                              8,820
                                                                        --------
        Total assets                                                     608,673
                                                                        --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                 360
     Dividends on capital shares                                             401
     Bank overdraft                                                        2,099
  Accrued management fees                                                    182
  Accrued transfer agent's fees                                                3
  Other accrued expenses and payables                                         26
                                                                        --------
        Total liabilities                                                  3,071
                                                                        --------
           Net assets applicable to capital shares outstanding          $605,602
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $619,566
  Accumulated net realized loss on investments                            (2,212)
  Net unrealized depreciation of investments                             (11,752)
                                                                        --------
           Net assets applicable to capital shares outstanding          $605,602
                                                                        ========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $594,979/54,710 shares outstanding)     $  10.88
                                                                        ========
     Adviser Shares (net assets of $10,623/977 shares outstanding)      $  10.87
                                                                        ========

See accompanying notes to financial statements.

================================================================================

24  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                      $ 14,622
                                                                        --------
EXPENSES
   Management fees                                                         1,175
   Administration and servicing fees:
      Fund Shares                                                            477
      Adviser Shares                                                           9
   Transfer agent's fees:
      Fund Shares                                                             98
   Distribution and service fees (Note 6E):
      Adviser Shares                                                          14
   Custody and accounting fees:
      Fund Shares                                                             43
      Adviser Shares                                                           1
   Postage:
      Fund Shares                                                              4
   Shareholder reporting fees:
      Fund Shares                                                              9
   Trustees' fees                                                              7
   Professional fees                                                          42
   Other                                                                       8
                                                                        --------
         Total expenses                                                    1,887
                                                                        --------
NET INVESTMENT INCOME                                                     12,735
                                                                        --------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                      (1,205)
   Change in net unrealized appreciation/depreciation                    (41,565)
                                                                        --------
         Net realized and unrealized loss                                (42,770)
                                                                        --------
   Decrease in net assets resulting from operations                     $(30,035)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2013 (unaudited), and year ended March 31, 2013

--------------------------------------------------------------------------------

                                                              9/30/2013      3/31/2013
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $ 12,735       $ 25,129
   Net realized gain (loss) on investments                       (1,205)           492
   Change in net unrealized appreciation/depreciation of
      investments                                               (41,565)        10,584
                                                               -----------------------
      Increase (decrease) in net assets resulting from
         operations                                             (30,035)        36,205
                                                               -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                               (12,469)       (24,756)
      Adviser Shares                                               (214)          (336)
                                                               -----------------------
Distributions to shareholders                                   (12,683)       (25,092)
                                                               -----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                  (34,389)        32,046
   Adviser Shares                                                  (523)         4,774
                                                               -----------------------
      Total net increase (decrease) in net assets from
         capital share transactions                             (34,912)        36,820
                                                               -----------------------
  Net increase (decrease) in net assets                         (77,630)        47,933

NET ASSETS
   Beginning of period                                          683,232        635,299
                                                               -----------------------
   End of period                                               $605,602       $683,232
                                                               =======================
Overdistributed net investment income:
   End of period                                               $      -       $    (52)
                                                               =======================

See accompanying notes to financial statements.

================================================================================

26  | USAA VIRGINIA BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

The Fund consists of two classes of shares: Virginia Bond Fund Shares (Fund Shares) and Virginia Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

28  | USAA VIRGINIA BOND FUND

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments which are valued based on methods discussed in Note 1A1.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in

================================================================================

30  | USAA VIRGINIA BOND FUND

================================================================================

    the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2013, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2013, the Fund paid CAPCO facility fees of $2,000, which represents 1.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2014, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2013, the Fund had no pre-enactment capital loss carryforwards and post-enactment net capital loss carryforwards of $1,007,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-----------------------------------------
 TAX CHARACTER
(NO EXPIRATION)                  BALANCE
---------------                ----------
 Short-Term                    $  403,000
 Long-Term                        604,000
                               ----------
 Total                         $1,007,000
                               ==========

For the six-month period ended September 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three

================================================================================

32  | USAA VIRGINIA BOND FUND

================================================================================

preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2013, were $35,408,000 and $25,049,000, respectively.

As of September 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2013, were $14,547,000 and $26,299,000, respectively, resulting in net unrealized depreciation of $11,752,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                   SIX-MONTH PERIOD ENDED         YEAR ENDED
                                     SEPTEMBER 30, 2013         MARCH 31, 2013
---------------------------------------------------------------------------------
                                   SHARES        AMOUNT      SHARES        AMOUNT
                                   ----------------------------------------------
FUND SHARES:
Shares sold                         2,550      $ 28,657       7,778      $ 90,445
Shares issued from reinvested
  dividends                           901        10,025       1,710        19,891
Shares redeemed                    (6,589)      (73,071)     (6,728)      (78,290)
                                   ----------------------------------------------
Net increase (decrease) from
  capital share transactions       (3,138)     $(34,389)      2,760      $ 32,046
                                   ==============================================
ADVISER SHARES:
Shares sold                           131      $  1,476         445      $  5,172
Shares issued from reinvested
  dividends                            11           120          13           150
Shares redeemed                      (192)       (2,119)        (47)         (548)
                                   ----------------------------------------------
Net increase (decrease) from
  capital share transactions          (50)     $   (523)        411      $  4,774
                                   ==============================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base investment management fee and a performance adjustment. The Fund's base investment management fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2013, the Fund's effective annualized base investment management fee was 0.32% of the Fund's average net assets for the same period.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Virginia Municipal Debt Funds Index over the performance period. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

(1) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance

================================================================================

34  | USAA VIRGINIA BOND FUND

================================================================================

    period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $1,175,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $144,000 and $1,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.05% and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2013, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $477,000 and $9,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2013, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2014, to limit the annual expenses of the Adviser Shares to 0.90% of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended September 30, 2013, the Adviser Shares incurred no reimbursable expenses.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2013, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $98,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended September 30, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $14,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

================================================================================

36  | USAA VIRGINIA BOND FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (USAA), a large, diversified financial services institution. At September 30, 2013, USAA and its affiliates owned 448,000 shares, which represent 45.8% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                 PERIOD ENDED
                                 SEPTEMBER 30,                         YEAR ENDED MARCH 31,
                                 -------------------------------------------------------------------------------
                                     2013             2013         2012         2011         2010           2009
                                 -------------------------------------------------------------------------------
Net asset value at
  beginning of period            $  11.60         $  11.40     $  10.48     $  10.96     $  10.23       $  10.88
                                 -------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .22              .44          .46          .46          .50            .51
  Net realized and
   unrealized gain (loss)            (.72)             .20          .92         (.45)         .73           (.65)
                                 -------------------------------------------------------------------------------
Total from investment
  operations                         (.50)             .64         1.38          .01         1.23           (.14)
                                 -------------------------------------------------------------------------------
Less distributions from:
  Net investment income              (.22)            (.44)        (.46)        (.46)        (.50)          (.51)
  Realized capital gains                -                -            -         (.03)           -              -
                                 -------------------------------------------------------------------------------
Total distributions                  (.22)            (.44)        (.46)        (.49)        (.50)          (.51)
                                 -------------------------------------------------------------------------------
Net asset value at end
  of period                      $  10.88         $  11.60     $  11.40     $  10.48     $  10.96       $  10.23
                                 ===============================================================================

Total return (%)*                   (4.33)            5.65        13.37         (.03)       12.23(a)       (1.29)
Net assets at end
  of period (000)                $594,979         $671,320     $628,271     $546,998     $573,840       $506,576
Ratios to average
  net assets:**
  Expenses (%)(b)                     .58(c)           .57          .55          .51          .49(a)         .52
  Net investment income (%)          3.94(c)          3.77         4.14         4.21         4.66           4.84
Portfolio turnover (%)                  4                6            5           23            3              1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2013, average net assets were
    $633,319,422.
(a) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $11,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA VIRGINIA BOND FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED                                     PERIOD ENDED
                                      SEPTEMBER 30,         YEAR ENDED MARCH 31,         MARCH 31,
                                      -------------------------------------------------------------
                                           2013             2013            2012            2011***
                                      -------------------------------------------------------------
Net asset value at
   beginning of period                  $ 11.60          $ 11.40          $10.47          $11.02
                                        --------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                     .21              .42             .43             .27
  Net realized and unrealized
   gain (loss)                             (.73)             .20             .93            (.52)
                                        --------------------------------------------------------
Total from investment operations           (.52)             .62            1.36            (.25)
                                        --------------------------------------------------------
Less distributions from:
  Net investment income                    (.21)            (.42)           (.43)           (.27)
  Realized capital gains                      -                -               -            (.03)
                                        --------------------------------------------------------
Total distributions                        (.21)            (.42)           (.43)           (.30)
                                        --------------------------------------------------------
Net asset value at end of period        $ 10.87          $ 11.60          $11.40          $10.47
                                        ========================================================

Total return (%)*                         (4.52)            5.46           13.23           (2.33)
Net assets at end of period (000)       $10,623          $11,912          $7,028          $4,691
Ratios to average net assets:**
  Expenses (%)(a)                           .78(b)           .76             .78             .86(b)
  Expenses, excluding
   reimbursements (%)(a)                    .78(b)           .76             .78             .86(b)
  Net investment income (%)                3.74(b)          3.57            3.90            3.84(b)
Portfolio turnover (%)                        4                6               5              23

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2013, average net assets were
    $11,455,135.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

EXPENSE EXAMPLE

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2013, through September 30, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

40  | USAA VIRGINIA BOND FUND

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                        BEGINNING              ENDING             DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE         APRIL 1, 2013 -
                                      APRIL 1, 2013      SEPTEMBER 30, 2013    SEPTEMBER 30, 2013
                                      -----------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00           $  956.70                $2.84

Hypothetical
 (5% return before expenses)              1,000.00            1,022.16                 2.94

ADVISER SHARES
Actual                                    1,000.00              954.80                 3.82

Hypothetical
 (5% return before expenses)              1,000.00            1,021.16                 3.95

* Expenses are equal to the annualized expense ratio of 0.58% for Fund Shares and 0.78% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (4.33)% for Fund Shares and (4.52)% for Adviser Shares for the six-month period of April 1, 2013, through September 30, 2013.

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

ADVISORY AGREEMENT

September 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

42  | USAA VIRGINIA BOND FUND

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager

================================================================================

44  | USAA VIRGINIA BOND FUND

================================================================================

and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one- and three-year periods ended December 31, 2012, and was in the top 20% of its performance universe for the five-year period ended December 31, 2012. The Board took into account management's discussion of the Fund's performance, including the Fund's more recent improved performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

46  | USAA VIRGINIA BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
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MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
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Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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   39604-1113                                (C)2013, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.







                     SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     11/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/02/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/02/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.